Goodwill - Disclosure Of Reconciliation Of Changes In Goodwill (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 9,175,539	¥ 8,911,445
Additional recognition, goodwill	0	258,592
Decrease through classified as held for sale, goodwill	0	0
Foreign exchange adjustments	(6,508)	5,502
Goodwill	9,169,031	9,175,539
Puhui [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,911,000
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	9,243,291	8,985,860
Additional recognition, goodwill	0	258,592
Decrease through classified as held for sale, goodwill	0	(6,663)
Foreign exchange adjustments	(6,508)	5,502
Goodwill	9,236,783	9,243,291
Gross carrying amount [member] | Puhui [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,911,445	8,911,445
Additional recognition, goodwill	0	0
Decrease through classified as held for sale, goodwill	0	0
Goodwill	8,911,445	8,911,445
Gross carrying amount [member] | Pingan jixin [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	67,752	67,752
Additional recognition, goodwill	0	0
Decrease through classified as held for sale, goodwill	0	0
Goodwill	67,752	67,752
Gross carrying amount [member] | Lu International Hong Kong Limited [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	6,663
Additional recognition, goodwill		0
Decrease through classified as held for sale, goodwill		(6,663)
Goodwill		0
Gross carrying amount [member] | PAObank [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	264,094	0
Additional recognition, goodwill	0	258,592
Decrease through classified as held for sale, goodwill	0	0
Foreign exchange adjustments	(6,508)	5,502
Goodwill	257,586	264,094
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(67,752)	(74,415)
Additional recognition, goodwill	0	0
Decrease through classified as held for sale, goodwill	0	6,663
Goodwill	¥ (67,752)	¥ (67,752)